Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 274	$ 609	$ 1,112	$ 903
Disposals	$ 1	$ 17	53	8
Interest costs capitalised			21	9	$ 4
Other direct costs capitalized			$ 24	26
Leasehold interest in land, term of contract			25 years
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			$ 1	0
Disposals			$ 0	$ 0
Useful life measured as period of time, property, plant and equipment			50 years